Trade and Other Payables - Disclosure of Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Current
Trade payables	$ 2,062,549	$ 1,556,881
Accrued expenses	1,437,938	1,229,399
Total trade and other current payables	$ 3,500,487	$ 2,786,280